Income tax - Significant Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		$ 138	$ 19	$ 429	$ 691
Deferred tax effect, equity		0	(809)	773
Tax expense (income) during the year recognized in Profit or Loss	$ 398	121	398	(1,034)
Government loans
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		(135)	142	46
Deferred tax effect, equity		0	0	0
Tax expense (income) during the year recognized in Profit or Loss		(277)	96	(1)
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		(28)	(49)	24
Deferred tax effect, equity		0	0	0
Tax expense (income) during the year recognized in Profit or Loss		21	(72)	(47)
Lease contracts
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		0	0	(8)
Deferred tax effect, equity		0	0	0
Tax expense (income) during the year recognized in Profit or Loss		0	8	(8)
Cash flow hedge
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		(2)	2	(3)
Deferred tax effect, equity		0	0	0
Tax expense (income) during the year recognized in Profit or Loss		(4)	5	(2)
Remeasurement of non-monetary accounts
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		(171)	728	(103)
Deferred tax effect, equity		0	0	0
Tax expense (income) during the year recognized in Profit or Loss		(899)	831	(202)
Convertible debts and venture debt - liability
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		0	23	1,901
Deferred tax effect, equity		0	(809)	773
Tax expense (income) during the year recognized in Profit or Loss		(23)	(1,069)	(925)
Convertible debts and venture debt - equity component
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)				2,591
Other provisions and accruals
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		(490)	(248)	(310)
Deferred tax effect, equity		0	0	0
Tax expense (income) during the year recognized in Profit or Loss		(242)	62	(288)
From subsidiaries
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		138	19	19
Deferred tax effect, equity		0	0	0
Tax expense (income) during the year recognized in Profit or Loss		119	0	(16)
Deferred tax asset not recognized on losses (Loss available for offsetting against future taxable income)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		826	(598)	(1,137)
Deferred tax effect, equity		0	0	0
Tax expense (income) during the year recognized in Profit or Loss		$ 1,426	$ 537	$ 455